Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of bank and other borrowings
		As of December 31,
		2021	2022
		$	$
Short-term bank and other borrowings	(i)	361	-
Long-term bank and other borrowings, current portion	(ii)	1,250	-
Subtotal		1,611	-

Long-term bank and other borrowings, non-current portion	(ii)	-	-

Total borrowings		1,611	-

(i)	The short-term bank and other borrowings outstanding as of December 31, 2021 and 2022 bore a weighted average interest rate of 103.20% and 21.09% per annum, respectively, and were denominated in RMB. The borrowings was obtained from financial institution.

(ii)	The outstanding loans as of December 31, 2021 represented a loan from an individual shareholder.